INVENTORY	12 Months Ended
Dec. 31, 2025
INVENTORY
INVENTORY

6) INVENTORY

	December 31, 2025	December 31, 2024
Process material stockpiles	$3,016	$2,520
Concentrate inventory	4,230	1,861
Materials and supplies	4,950	3,230
	$12,196	$7,611

The amount of inventory recognized as an expense for the year ended December 31, 2025 totaled $43,178 (2024 – $42,977). See Note 14 for further details. During the year ended December 31, 2025, the Company wrote down $79 of materials and supplies inventory due to obsolescence (2024 – $156).